UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

		Current
Description	Quantity	Value	Weight

Equities
Semiconductor Holding Com *	2000	66740	1.00%
Funiture
La-Z-Boy Inc	5000	76850	1.10%
Schools
Corinthian Colleges Inc *	8500	160182.5	2.30%
Auto/Truck
General Motors Corp	1600	64096	0.90%
Biotechnology
Amgen Incorporated *	4100	263015	3.80%
Forbes Medi-Tech Inc *	35000	94850	1.40%
Medimmune Inc *	2500	67775	1.00%
Millennium Pharmaceutical *	5000	60700	0.90%
		486340	7.00%

Building Industry
Champion Enterprises Inco *	3000	35437.5	0.50%
Computer
Dell Inc *	4900	206486	3.00%
Sun Microsystems Inc *	1100	5929	0.10%
		212415	3.10%
Diversified Company
General Electric Company	2000	73000	1.00%
Tyco Intl Ltd New	3500	125090	1.80%
		198090	2.80%
Electronic
Corning Inc	1600	18832	0.30%
Omnivision Technologies I *	6500	119275	1.70%
R F Micro Devices Inc *	5400	36936	0.50%
Sanmina Corp*	9000	76230	1.10%
Vishay Intertechnology *	15000	225300	3.20%
Vitesse Semiconductor Cp *	15000	52950	0.80%
		529523	7.60%
Energy
A E S Corp *	10000	136700	2.00%
Financial Service
Cendant Corp	3000	70140	1.00%
Citigroup Inc	2000	96360	1.40%
Knight Trading Group *	2500	27375	0.40%
		193875	2.80%
Healthcare
Pacificare Hlth Sys *	7500	423900	6.10%
Industrial Service
Geo Group Inc *	8000	212640	3.10%
Internet
Verisign Inc *	4000	134400	1.90%
Leisure
Callaway Golf	1400	18900	0.30%
Intl Game Technology	5000	171900	2.50%
Multimedia Games Inc *	6000	94560	1.40%
		285360	4.10%
Medical
Andrx Group *	16100	351463	5.10%
Biovail Corp *	18000	297540	4.30%
Eon Labs Inc *	9000	243000	3.50%
King Pharmaceuticals Inc *	4500	55800	0.80%
Mckesson Hboc Inc	4000	125840	1.80%
Merck & Co Inc	10000	321400	4.60%
Odyssey Healthcare Inc *	22000	300960	4.30%
Pfizer Incorporated	15000	403350	5.80%
Stemcells Inc *	5000	21150	0.30%
Watson Pharmaceuticals *	7000	229670	3.30%
		2350173	33.80%

Networks
Cisco Systems Inc *	1900	36708	0.50%
Juniper Networks Inc *	500	13595	0.20%
M D S I Mobile Data Solf *	6000	36000	0.50%
Mcdata Corporation Cl A *	7000	41720	0.60%
		128023	1.80%
Office Equipment & Supplies
Xerox Corp	5000	85050	1.20%
Oil
Transocean Offshore Inc	200	8478	0.10%

Retail
Krispy Kreme Doughnut Cp *	5500	69300	1.00%

Semiconductor
Applied Materials Inc *	5000	85500	1.20%
Cypress Semiconductor *	10000	117300	1.70%
Genesis Microchip Inc *	4000	64880	0.90%
Intel Corp	4000	93560	1.30%
Lsi Logic Corp *	17500	95900	1.40%
Taiwan Semiconductr Adrf	9126	77479.74	1.10%
Texas Instruments Inc	5500	135410	1.90%
		670029.7	9.60%

Software & Services
Check Pt Software Tech *	1000	24630	0.40%
Computer Assoc Intl Inc	1800	55908	0.80%
Oracle Corporation *	2100	28812	0.40%
Scientific Games Cp Cl A *	9000	214560	3.10%
Veritas Software Corp *	2000	57100	0.80%
		381010	5.50%

Storage Technology
E M C Corp Mass *	18000	267660	3.80%
Network Appliance Inc *	2000	66440	1.00%
Sandisk Corp *	13500	337095	4.80%
		671195	9.70%

Telecommunication
Lucent Technologies Inc	5000	18800	0.30%
Nokia Corp Spon Adr	7000	109690	1.60%
Scientific-Atlanta Inc	6000	198060	2.80%
Utstarcom Inc *	18000	398700	5.70%
		725250	10.40%

Textile
Tommy Hilfiger Corp *	1000	11280	0.20%

Tobacco
Philip Morris Cos Inc	800	48880	0.70%
		8365218	120.30%

Cash and Money Funds
CASH		-1412115	-20.30%
		6953103	100.00%

* Non-Income producing securities.
+ Portion of the security is pledged as collateral for options written

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR HORIZON FUND

1. SECURITY TRANSACTIONS

At December 31, 2004, the gross unrealized appreciation for all securities totaled $1,000,288 and the gross unrealized depreciation for all securities totaled $446,221 or a net unrealized appreciation of $554,067. The aggregate cost of securities for federal income tax purposes at December 31, 2004 was $8,041,749.  During the year ended December 31, 2004, the Fund paid no dividends nor did it have distributable earnings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date:               5/30/05

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date:               5/30/05

* Print the name and title of each signing officer under his or her signature.